Critical Judgments and Accounting Estimates - Narrative (Details) - Oil and natural gas reserves [member]	Dec. 31, 2019
Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	15.00%
Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	10.00%